SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Accounts Payable and Accruals Other) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
Employees and payroll related institutions	$ 2,470	$ 1,515
Provision for vacation and recreation pay	426	373
Royalties payable	57	23
Fair value of derivatives	222	261
Accrued expenses and sundry	3,203	910
Accounts payable and accruals, total	$ 6,378	$ 3,082